Condensed Financial Information of Parent Company - Condensed Statements of Cash Flows (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Operating activities:
Net income (loss)	$ 61,417	$ 10,220	$ (29,808)
Adjustments to reconcile net (loss) income to net cash used in operating activities:
Stock-based compensation	2,529	1,982	871
Change in assets and liabilities which provided (used) cash:
Accrued interest receivable and other assets	2,534	(4,272)	848
Net cash provided by (used in) operating activities	11,906	(1,606)	14,040
Investing activities:
Net cash (used in) provided by investing activities	(76,436)	162,894	608,527
Financing activities:
Proceeds from exercise of stock options	71	15	16
Proceeds from issuance of common stock		600	20,000
Cash dividends paid to shareholders	(376)
Net cash used in financing activities	(5,577)	(505,406)	(341,896)
NET (DECREASE) INCREASE IN CASH AND CASH EQUIVALENTS	(70,107)	(344,118)	280,671
CASH AND CASH EQUIVALENTS, BEGINNING OF YEAR	204,315	548,433	267,762
CASH AND CASH EQUIVALENTS, END OF YEAR	134,208	204,315	548,433
Parent Company [Member]
Operating activities:
Net income (loss)	61,417	10,220	(29,808)
Adjustments to reconcile net (loss) income to net cash used in operating activities:
Undistributed (income) loss of subsidiaries	(62,911)	(11,639)	28,480
Stock-based compensation	348	252	226
Change in assets and liabilities which provided (used) cash:
Accrued interest receivable and other assets	(1,646)	(28)	(730)
Accounts payable and other liabilities	242	27	(487)
Net cash provided by (used in) operating activities	(2,550)	(1,168)	(2,319)
Investing activities:
Payments for investments in and advances to subsidiaries			(7,500)
Net cash (used in) provided by investing activities			(7,500)
Financing activities:
Proceeds from exercise of stock options	71	15	16
Proceeds from issuance of common stock	674	600	22,141
Cash dividends paid to shareholders	(376)
Net cash used in financing activities	369	615	22,157
NET (DECREASE) INCREASE IN CASH AND CASH EQUIVALENTS	(2,181)	(553)	12,338
CASH AND CASH EQUIVALENTS, BEGINNING OF YEAR	29,222	29,775	17,437
CASH AND CASH EQUIVALENTS, END OF YEAR	$ 27,041	$ 29,222	$ 29,775